GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
GOODWILL [Abstract]
Goodwill	$ 105,647		$ 105,647		$ 105,647
Accumulated impairment losses	(41,777)	[1]	(41,777)	[1]	(41,777)	[1]
Goodwill net	63,870		63,870		63,870
Impairment loss	$ 0		$ 0		$ 23,931

[1]	During the year ended December 31, 2012, the Company recorded an impairment loss of $ 23,931.